Financial risk review - Schedule of Macroeconomic Assumptions Used in the Base, Optimistic and Pessimistic Scenarios (Details)	Dec. 31, 2025	Dec. 31, 2024
Base | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	5.30%	2.30%
ComEx Growth Index (Var.% )	5.30%	5.30%
Base | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.80%	2.60%
ComEx Growth Index (Var.% )	3.80%	3.00%
Base | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.70%	1.80%
ComEx Growth Index (Var.% )	3.70%	2.80%
Base | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.40%	2.30%
ComEx Growth Index (Var.% )	4.40%	4.40%
Base | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	5.50%	4.80%
ComEx Growth Index (Var.% )	5.50%	4.50%
Base | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	5.40%	3.50%
ComEx Growth Index (Var.% )	5.40%	5.80%
Base | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.70%	3.60%
ComEx Growth Index (Var.% )	2.70%	1.20%
Base | Costa Rica
Disclosure of financial assets [line items]
GDP Growth (Var.% )	6.20%	3.40%
ComEx Growth Index (Var.% )	6.20%	6.20%
Upside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.20%	3.30%
ComEx Growth Index (Var.% )	8.80%	8.80%
Upside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.80%	3.70%
ComEx Growth Index (Var.% )	6.80%	6.00%
Upside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.50%	2.80%
ComEx Growth Index (Var.% )	7.70%	6.80%
Upside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.30%	3.40%
ComEx Growth Index (Var.% )	7.90%	7.90%
Upside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	6.00%	6.00%
ComEx Growth Index (Var.% )	9.00%	8.00%
Upside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.80%	4.50%
ComEx Growth Index (Var.% )	8.40%	8.80%
Upside | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.% )	5.50%	5.10%
ComEx Growth Index (Var.% )	5.70%	4.20%
Upside | Costa Rica
Disclosure of financial assets [line items]
GDP Growth (Var.% )	4.50%	4.40%
ComEx Growth Index (Var.% )	9.70%	9.70%
Downside | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.80%	0.90%
ComEx Growth Index (Var.% )	1.30%	1.30%
Downside | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.40%	1.30%
ComEx Growth Index (Var.% )	0.30%	(0.50%)
Downside | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.% )	0.30%	0.60%
ComEx Growth Index (Var.% )	(0.80%)	(1.70%)
Downside | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.% )	1.00%	1.10%
ComEx Growth Index (Var.% )	0.40%	0.40%
Downside | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.% )	3.50%	3.50%
ComEx Growth Index (Var.% )	1.50%	0.50%
Downside | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.60%	2.30%
ComEx Growth Index (Var.% )	1.90%	2.30%
Downside | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.60%	2.20%
ComEx Growth Index (Var.% )	(0.80%)	(2.30%)
Downside | Costa Rica
Disclosure of financial assets [line items]
GDP Growth (Var.% )	2.20%	2.10%
ComEx Growth Index (Var.% )	2.20%	2.20%